THE SARATOGA ADVANTAGE TRUST

	Class A	Class I	Class C	Class S
Conservative Balanced Allocation Portfolio	SCAAX	LUNAX	SUMCX
Moderately Conservative Balanced Allocation Portfolio	SMACX	SMICX	SBCCX
Moderate Balanced Allocation Portfolio	SMPAX	SBMIX	SBMCX
Moderately Aggressive Balanced Allocation Portfolio	SAMAX	SAMIX	SAMCX
Aggressive Balanced Allocation Portfolio	SABAX	SABIX	SABCX
U.S. Government Money Market Portfolio	SGAAX	SGMXX	SZCXX
Investment Quality Bond Portfolio	SQBAX	SIBPX	SQBCX
Municipal Bond Portfolio	SMBAX	SMBPX	SMBCX
Large Capitalization Value Portfolio	SLVYX	SLCVX	SLVCX
Large Capitalization Growth Portfolio	SLGYX	SLCGX	SLGCX
Mid Capitalization Portfolio	SPMAX	SMIPX	SPMCX
Small Capitalization Portfolio	SSCYX	SSCPX	SSCCX
International Equity Portfolio	SIEYX	SIEPX	SIECX
Health & Biotechnology Portfolio	SHPAX	SBHIX	SHPCX
Technology & Communications Portfolio	STPAX	STPIX	STPCX
Financial Services Portfolio	SFPAX	SFPIX	SFPCX
Energy & Basic Materials Portfolio	SBMBX	SEPIX	SEPCX
James Alpha Macro Portfolio	GRRAX	GRRIX	GRRCX	GRRSX
James Alpha Global Real Estate Investments Portfolio	JAREX	JARIX	JACRX	JARSX
James Alpha Multi Strategy Alternative Income Portfolio	JAAMX	JAIMX	JACMX	JASMX
James Alpha Managed Risk Domestic Equity Portfolio	JDAEX	JDIEX	JDCEX	JDSEX
James Alpha Managed Risk Emerging Markets Equity Portfolio	JEAMX	JEIMX	JECMX	JESMX
James Alpha Hedged High Income Portfolio	INCAX	INCIX	INCCX	INCSX
James Alpha Momentum Portfolio	MOMAX	MOMOX	MOMCX	MOMSX

Incorporated herein by reference is the definitive version of the Prospectus supplement for the above-referenced Portfolios filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on August 14, 2020 (SEC Accession No. 0001580642-20-003029).